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                          DOMINI SOCIAL INVESTMENTS LLC
                             536 BROADWAY, 7TH FLOOR
                             NEW YORK, NY 10012-3915





December 2, 2003


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Re:  Domini Social Investment Trust
     File Nos. 33-29180 and 811-05823

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Domini Social Investment Trust, a Massachusetts business trust (the "Trust"), hereby certifies that the forms of the Prospectus and the Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon effectiveness of Post-Effective Amendment No. 24 to the Trust's Registration Statement on Form N-1A would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on November 26, 2003, is the most recent amendment to the Trust's registration statement.

Please call the undersigned at (212) 217-1071 with any questions relating to the filing.

Sincerely,

Elizabeth L. Belanger
Director of Compliance